BORROWINGS FROM RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF BORROWINGS FROM RELATED PARTIES

	December 31, 2023	December 31, 2022
Balance at January 1,	710	270
Payment of borrowings	(657)	(172)
Provision for bonus (include interest)	-	621
Exchange rate differences	(53)	(9)
Balance at December 31,	-	710